Warrants (Disclosure of weighted average assumptions used for valuation of warrants granted) (Details)	12 Months Ended
	Mar. 31, 2026 Year $ / shares	Mar. 31, 2025 Year $ / shares
Warrants [Line Items]
Share price on grant date	$ 1.12	$ 17.49
Exercise price	$ 1.12	$ 17.7
Risk-free interest rate	3.56%	3.87%
Expected life of warrants | Year	2.95	3
Annualized volatility	97.30%	85.40%
Forfeiture rate	0.00%	0.00%